UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         September 30, 2004

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       October 12, 2004

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total:      $193,428,432.90



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone




Kerzner International Ltd        Shs	 P6065Y107 1219 27744Sh    Sole
27744     0    0
ICICI BK LTD        ADR	 45104G104 910 65953Sh    Sole
65953    0    0
Viacom Inc       CL A	 925524100 753 22168Sh    Sole
22168   0    0
Varian Med Sys Inc       Com	 92220P105 543 15720Sh    Sole
15720    0    0
Toro Co       Com	 8910292108 1167 17100Sh    Sole
17100    0    0
Toll Brothers Inc       Com	 889778103 1734 37433Sh    Sole
37433    0    0
Qualcomm Inc       Com	 747525103 1545 39590Sh    Sole
39590    0    0
Pfizer Inc       Com	 717081103 1490 48700Sh    Sole
48700    0    0
Nextel Communications Inc       CL A	 65332V103 2223 93250Sh    Sole
93250    0    0
MBNA Corp       Com	 55262L100 471 18702Sh    Sole
18702    0    0
Lucent Technologies Inc        Com	 549463107 660 208371Sh    Sole
208371     0    0
International Game Technology        Com	 459902102 3164 88015Sh    Sole
88015     0    0
Ingersoll-Rand Company ltd        CL A	 G4776G101 1925 28335Sh    Sole
28335     0    0
Goldman Sachs Group Inc        Com	 38141G104 1180 12664Sh    Sole
12664     0    0
Corning Inc       Com	 219350105 893 80616Sh    Sole
80616     0    0
Citigroup Inc       Com	 172967101 1365 30943Sh    Sole
30943     0    0
Chicos Fas Inc       Com	 168615102 488 14273Sh    Sole
14273     0    0
Becton Dickenson & Co       Com	 075887109 1029 19912Sh    Sole
19912     0    0
Alberto Culver Co       Com	 013068101 629 14481Sh    Sole
14481     0    0
Open JT STK Co-Vimpel Commun       Sponsored ADR	 68370R109 42041 386415Sh    Sole
386415    0    0
Tyco Intl Ltd New        Com	 902124106 1004 32771Sh    Sole
32771     0    0
GlobalSantaFe Corp        SHS	 G3930E01 1538 50181Sh    Sole
50181     0    0
American Express CO        COM	025816109 641 12459Sh    Sole
12459     0    0
Avaya INC        COM	053499109 311 22328Sh    Sole
22328     0    0
Best Buy INC         COM   086516101 1010 18621Sh    Sole
18621     0    0
Brunswick Corp         COM   117043109 2477 54132Sh    Sole
54132    0    0
L-3 Communications Hldgs Inc        COM   502424904 2578 38486Sh    Sole
38486   0    0
Rayovac Corp        COM   755081106 2007 76185Sh    Sole
76185   0    0
Timken Co      Com 	887389104 181 7373Sh    Sole
7373   0    0
TXU Corp    Com 	873168108 1880 39247Sh    Sole
39247   0    0
Grupo Televisa SA DE CV     SP ADR REP Ord 	40049J206 63065 1196000Sh    Sole
1196000   0    0
Gap Inc Del     Com  	364760108 419 22438Sh    Sole
22438   0    0
General Elec Co     Com  	369604103 1680 50038Sh    Sole
50038   0    0
Johnson & Johnson     Com  	478160104 2561 45467Sh    Sole
45467   0    0
Newfield Expl Co     Com  	651290108 937 15316Sh    Sole
15316   0    0
Symantec Corp     Com  	871503108 1768 32218Sh    Sole
32218   0    0
Bancolombia SA     Spon adr pref  	05968L102 42 5200Sh    Sole
5200   0    0
Creditcorp LTD     COM  	G2519Y108  19 1400Sh    Sole
1400   0    0
Research in Motion LTD     COM  	760975102  2610 34200Sh    Sole
34200   0    0
Transocean INC     ORD  	G90078109  28559 798200Sh    Sole
798200   0    0
Bausch and Lomb     COM  	071707103  1487 22389Sh    Sole
22389   0    0
Carnival Corp     Paired CTF  	143658300  986 20857Sh    Sole
20857   0    0
Chattem INC     COM  	162456107  1388 43049Sh    Sole
43049   0    0
FEDEX CORP     COM  	31428X106  1009 11782Sh    Sole
11782   0    0
Genzyme CORP     COM GENL DIV  	372917104  1484 27285Sh    Sole
27285   0    0
International Business Machs     COM   	459200101  1307 15247Sh    Sole
15247   0    0
McDonalds Corp     COM   	580135101  1287 45950Sh    Sole
45950  0    0
Microsoft Corp     COM   	594918104  621 22489Sh    Sole
22489  0    0
Norfolk Southern Corp     COM   	655844108  1292 43476Sh    Sole
43476  0    0
Plantronics Inc New     COM   	727493108  746 17272Sh    Sole
17272  0    0
Proctor & Gamble Co     COM   	742718109  1081 19982Sh    Sole
19982  0    0


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